MARCH 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Managed Trust

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FRANKLIN RISING DIVIDENDS FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Rising Dividends Fund

Your Fund's Goal and Main Investments: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Rising Dividends Fund's semiannual report for the period ended March 31, 2013.

Performance Overview

For the six months under review, Franklin Rising Dividends Fund – Class A delivered a +12.72% cumulative total return. In comparison, the Fund's benchmark, the Standard & Poor's® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +10.19% total return.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

Modest growth for the U.S. economy, as measured by gross domestic product, characterized the six-month period ended March 31, 2013. Increasing job creation helped the unemployment rate decline during the period, and consumer spending remained strong. In the housing sector, accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a five-year low in U.S. foreclosures. Construction activity was notably robust as non-residential building investment grew at an annualized 16.7% rate in the fourth quarter of 2012, whereas in the third

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

Portfolio Breakdown
Based on Total Net Assets as of 3/31/13

Health Care Equipment & Services 12.6%
Materials 10.5%
Energy 9.7%
Machinery 7.8%
Food, Beverage & Tobacco 7.1%
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Food & Staples Retailing 5.6%
Software & Services 4.3%
Aerospace & Defense 4.2%
Household & Personal Products 4.1%
Electrical Equipment 3.8%
Consumer Services 3.7%
Insurance 3.3%
Retailing 3.2%
Automobiles & Components 2.9%
Other 4.1%
Short-Term Investments & Other Net Assets 6.7%

quarter it was unchanged, according to the Bureau of Economic Analysis. The manufacturing sector also reported favorable results as orders for manufactured goods and manufacturers' inventory reached record levels in February 2013.

Concerns surrounding budget deadlines set for the end of 2012 largely abated when an agreement between Congress and the President resolved many issues, including preserving lower income tax rates for most U.S. households. The agreement followed November elections in which President Obama was re-elected, Republicans held on to their majority in the House of Representatives, and Democrats retained their majority in the Senate — the balance of power remained the same. However, the potential for tax hikes and the effects of wide-ranging spending cuts in 2013 remained as concerns.

U.S. stocks generated healthy returns as the S&P 500 and Dow Jones Industrial Average reached all-time highs near period-end. Rising corporate profits and business fixed investment spending bolstered investor confidence. A persistently low interest rate environment led investors to favor high yield bonds, which rose to record-high price levels. The yield on the 10-year U.S. Treasury note remained well below its historical average, although it increased to 1.87% at period-end from 1.65% on September 30, 2012.

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screens, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

Manager's Discussion

During the six months under review, three holdings that helped Fund performance were Johnson & Johnson, Johnson Controls and Dover. The share price of Johnson & Johnson, a health care products manufacturer and marketer, increased based on higher sales and earnings resulting from strong product growth, successful new medicines to treat a variety of conditions, and acquisitions including Synthes, a leading global medical orthopedic device company. Johnson & Johnson has 50 years of consecutive dividend increases. Although

4 | Semiannual Report

Semiannual Report | 5

Dollar Stores (37 years). We made smaller additions to other company holdings. Although no positions were liquidated during the period, we reduced our holdings in Procter & Gamble, Abbott Laboratories and its recent spin-off, AbbVie, as well as smaller reductions in two other positions.

Our 10 largest positions on March 31, 2013, represented 36.9% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 33 years in a row and by 268% over the past 10 years. Their most recent year-over-year dividend increases averaged 11.5% with a dividend yield of 2.3% on March 31, 2013, and a dividend payout ratio of 31.5%, based on estimates of calendar year 2013 operating earnings. Their average price/earnings ratio was 13.7 times 2013 estimates versus 14.6 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

Donald G. Taylor, CPA
Lead Portfolio Manager

William J. Lippman
Margaret McGee
Bruce C. Baughman, CPA

Portfolio Management Team
Franklin Rising Dividends Fund

**The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.**

6 | Semiannual Report

Performance Summary as of 3/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.93%; C: 1.68%; R: 1.18%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Franklin Managed Trust

Financial Highlights

Franklin Rising Dividends Fund

Class A	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$37.86	$31.39	$30.92	$26.72	$29.08	$37.47
Income from investment operations[a]:						
Net investment income[b]	0.30	0.52	0.48	0.38	0.16[c]	0.48
Net realized and unrealized gains (losses)	4.44	6.36	0.36	3.94	(2.01)	(7.75)
Total from investment operations	4.74	6.88	0.84	4.32	(1.85)	(7.27)
Less distributions from:						
Net investment income	(0.55)	(0.41)	(0.37)	(0.12)	(0.51)	(0.45)
Net realized gains	—	—	—	—	—	(0.67)
Total distributions	(0.55)	(0.41)	(0.37)	(0.12)	(0.51)	(1.12)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$42.05	$37.86	$31.39	$30.92	$26.72	$29.08
Total return[f]	12.72%	22.02%	2.74%	16.23%	(5.90)%	(19.85)%
Ratios to average net assets[g]						
Expenses	0.93%	0.96%	0.99%	1.05%	1.13%[h]	1.01%[h]
Net investment income	1.56%	1.44%	1.42%	1.32%	0.69%[c]	1.47%
Supplemental data						
Net assets, end of period (000's)	$6,971,568	$5,777,197	$3,386,930	$2,043,971	$1,366,352	$1,383,212
Portfolio turnover rate	0.67%	2.77%	4.04%	5.65%	22.61%	4.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.72%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Managed Trust

Financial Highlights *(continued)*

Franklin Rising Dividends Fund

Class R	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$37.72	$31.29	$30.82	$26.64	$28.96	$37.31
Income from investment operations[a]:						
Net investment income[b]	0.25	0.43	0.39	0.31	0.10[c]	0.40
Net realized and unrealized gains (losses)	4.43	6.34	0.38	3.94	(2.00)	(7.72)
Total from investment operations	4.68	6.77	0.77	4.25	(1.90)	(7.32)
Less distributions from:						
Net investment income	(0.48)	(0.34)	(0.30)	(0.07)	(0.42)	(0.36)
Net realized gains	—	—	—	—	—	(0.67)
Total distributions	(0.48)	(0.34)	(0.30)	(0.07)	(0.42)	(1.03)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$41.92	$37.72	$31.29	$30.82	$26.64	$28.96
Total return[f]	12.58%	21.74%	2.47%	15.97%	(6.18)%	(20.03)%
Ratios to average net assets[g]						
Expenses	1.18%	1.21%	1.24%	1.30%	1.38%[h]	1.26%[h]
Net investment income	1.31%	1.19%	1.17%	1.07%	0.44%[c]	1.22%
Supplemental data						
Net assets, end of period (000's)	$231,468	$179,509	$80,959	$45,876	$33,179	$31,554
Portfolio turnover rate	0.67%	2.77%	4.04%	5.65%	22.61%	4.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.47%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Highlights (continued)

Franklin Rising Dividends Fund

Advisor Class	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$37.87	$31.39	$30.89	$26.68	$29.07	$37.47
Income from investment operations[a]:						
Net investment income[b]	0.35	0.61	0.55	0.45	0.23[c]	0.57
Net realized and unrealized gains (losses)	4.43	6.35	0.38	3.94	(2.03)	(7.76)
Total from investment operations	4.78	6.96	0.93	4.39	(1.80)	(7.19)
Less distributions from:						
Net investment income	(0.64)	(0.48)	(0.43)	(0.18)	(0.59)	(0.54)
Net realized gains	—	—	—	—	—	(0.67)
Total distributions	(0.64)	(0.48)	(0.43)	(0.18)	(0.59)	(1.21)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$42.01	$37.87	$31.39	$30.89	$26.68	$29.07
Total return[f]	12.84%	22.36%	2.97%	16.57%	(5.66)%	(19.65)%
Ratios to average net assets[g]						
Expenses	0.68%	0.71%	0.74%	0.80%	0.88%[h]	0.76%[h]
Net investment income	1.81%	1.69%	1.67%	1.57%	0.94%[c]	1.72%
Supplemental data						
Net assets, end of period (000's)	$1,441,739	$1,233,135	571,399	$137,549	$61,307	$42,142
Portfolio turnover rate	0.67%	2.77%	4.04%	5.65%	22.61%	4.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $(0.24) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.97%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Managed Trust

Statement of Investments, March 31, 2013 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 93.3%		
Aerospace & Defense 4.2%		
General Dynamics Corp.	1,147,000	$ 80,874,970
United Technologies Corp.	3,832,202	358,042,633
		438,917,603
Automobiles & Components 2.9%		
Johnson Controls Inc.	8,651,111	303,394,463
Commercial & Professional Services 0.7%		
ABM Industries Inc.	1,145,249	25,470,338
Cintas Corp.	991,600	43,759,308
		69,229,646
Consumer Durables & Apparel 1.7%		
[a]Kid Brands Inc.	594,253	921,092
Leggett & Platt Inc.	1,097,590	37,076,590
NIKE Inc., B	2,369,000	139,794,690
Superior Uniform Group Inc.	219,200	2,619,440
		180,411,812
Consumer Services 3.7%		
Hillenbrand Inc.	1,366,700	34,550,176
[b]Matthews International Corp., A	1,532,911	53,483,265
McDonald's Corp.	2,949,654	294,051,007
		382,084,448
Diversified Financials 0.2%		
State Street Corp.	424,000	25,054,160
Electrical Equipment 3.8%		
Brady Corp., A	2,534,825	84,992,682
Roper Industries Inc.	2,447,109	311,541,447
		396,534,129
Energy 9.7%		
Chevron Corp.	3,814,100	453,191,362
Exxon Mobil Corp.	3,090,700	278,502,977
Occidental Petroleum Corp.	3,457,000	270,925,090
		1,002,619,429
Food & Staples Retailing 5.6%		
Wal-Mart Stores Inc.	4,492,864	336,201,013
Walgreen Co.	5,054,000	240,974,720
		577,175,733

16 | Semiannual Report

Franklin Managed Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Franklin Rising Dividends Fund	Shares	Value
Common Stocks (continued)		
Food, Beverage & Tobacco 7.1%		
Archer-Daniels-Midland Co.	8,503,400	$ 286,819,682
McCormick & Co. Inc.	2,146,400	157,867,720
PepsiCo Inc.	3,641,300	288,063,243
		732,750,645
Health Care Equipment & Services 12.6%		
Abbott Laboratories	3,463,000	122,313,160
Becton, Dickinson and Co.	3,163,516	302,463,765
Hill-Rom Holdings Inc.	749,900	26,411,478
Medtronic Inc.	7,291,000	342,385,360
Stryker Corp.	4,804,727	313,460,389
Teleflex Inc.	1,188,653	100,453,065
West Pharmaceutical Services Inc.	1,570,800	102,007,752
		1,309,494,969
Household & Personal Products 4.1%		
Colgate-Palmolive Co.	923,105	108,954,083
The Procter & Gamble Co.	4,090,500	315,213,930
		424,168,013
Industrial Conglomerates 0.2%		
Carlisle Cos. Inc.	321,829	21,816,788
Insurance 3.3%		
Aflac Inc.	763,910	39,738,598
Arthur J. Gallagher & Co.	874,700	36,133,857
The Chubb Corp.	430,000	37,637,900
Erie Indemnity Co., A	1,733,082	130,899,683
Mercury General Corp.	290,519	11,019,386
Old Republic International Corp.	4,380,950	55,681,875
RLI Corp.	426,359	30,633,894
		341,745,193
Machinery 7.8%		
Donaldson Co. Inc.	1,012,104	36,628,044
Dover Corp.	4,948,800	360,668,544
Pentair Ltd.	7,712,000	406,808,000
		804,104,588
Materials 10.5%		
Air Products and Chemicals Inc.	4,055,458	353,311,501
[b]Albemarle Corp.	5,173,025	323,417,523
Bemis Co. Inc.	1,516,389	61,201,460
Ecolab Inc.	1,115,000	89,400,700
Nucor Corp.	958,400	44,230,160
Praxair Inc.	1,952,667	217,800,477
		1,089,361,821

Semiannual Report | 17

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Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Managed Trust

## Financial Statements *(continued)*

### Statement of Assets and Liabilities *(continued)*

March 31, 2013 (unaudited)

| | Franklin Rising Dividends Fund |
|---|---|
| **Class A:** | |
| Net assets, at value | $ 6,971,567,933 |
| Shares outstanding | 165,794,341 |
| Net asset value per share[a] | $42.05 |
| Maximum offering price per share (net asset value per share ÷ 94.25%) | $44.62 |
| **Class C:** | |
| Net assets, at value | $ 1,715,605,852 |
| Shares outstanding | 41,414,549 |
| Net asset value and maximum offering price per share[a] | $41.43 |
| **Class R:** | |
| Net assets, at value | $ 231,467,747 |
| Shares outstanding | 5,522,276 |
| Net asset value and maximum offering price per share | $41.92 |
| **Advisor Class:** | |
| Net assets, at value | $ 1,441,739,383 |
| Shares outstanding | 34,317,072 |
| Net asset value and maximum offering price per share | $42.01 |

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund). The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Effective March 21, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

Semiannual Report | 23

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

24 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Rising Dividends Fund

1. Organization and Significant Accounting Policies *(continued)*

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended March 31, 2013[a]		Year Ended September 30, 2012	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	27,181,945	$1,062,942,006	68,948,951	$2,469,536,231
Shares issued in reinvestment of distributions	2,152,714	80,188,583	1,280,178	43,730,971
Shares redeemed	(16,119,735)	(622,053,838)	(25,535,762)	(914,607,120)
Net increase (decrease)	13,214,924	$ 521,076,751	44,693,367	$1,598,660,082
Class B Shares:				
Shares sold	3,603	$ 136,674	64,639	$ 2,257,946
Shares redeemed	(343,671)	(13,297,891)	(1,166,669)	(41,433,124)
Net increase (decrease)	(340,068)	$ (13,161,217)	(1,102,030)	$ (39,175,178)
Class C Shares:				
Shares sold	6,770,165	$ 262,231,912	16,882,587	$ 596,192,886
Shares issued in reinvestment of distributions	270,068	9,935,810	133,001	4,491,453
Shares redeemed	(3,541,581)	(134,550,698)	(5,210,659)	(184,288,129)
Net increase (decrease)	3,498,652	$ 137,617,024	11,804,929	$ 416,396,210

Semiannual Report | 25

Franklin Managed Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Rising Dividends Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended March 31, 2013		Year Ended September 30, 2012	
	Shares	Amount	Shares	Amount
Class R Shares:				
Shares sold	1,547,795	$ 59,871,813	3,090,062	$ 111,400,140
Shares issued in reinvestment of distributions	60,674	2,254,636	25,778	879,037
Shares redeemed	(844,844)	(32,451,194)	(944,779)	(33,864,809)
Net increase (decrease)	763,625	$ 29,675,255	2,171,061	$ 78,414,368
Advisor Class Shares:				
Shares sold	5,512,846	$ 215,315,445	19,029,626	$ 677,736,336
Shares issued in reinvestment of distributions	506,692	18,843,870	279,883	9,544,024
Shares redeemed	(4,266,040)	(163,823,199)	(4,950,001)	(177,502,473)
Net increase (decrease)	1,753,498	$ 70,336,116	14,359,508	$ 509,777,887

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	In excess of $10 billion

26 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Rising Dividends Fund

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Fund and is not paid by the Fund for the services.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$3,686,642
CDSC retained	$ 139,024

Semiannual Report | 27

# Franklin Managed Trust

**Notes to Financial Statements (unaudited)** *(continued)*

**Franklin Rising Dividends Fund**

### 3. Transactions with Affiliates *(continued)*

**e. Transfer Agent Fees**

Each class of shares, except for the R6 share class, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily to such classes based upon the relative proportion of net assets. The R6 share class pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2013, the Fund paid transfer agent fees of $6,518,113, of which $2,606,607 was retained by Investor Services.

### 4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2013, there were no credits earned.

### 5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those with expiration dates. At September 30, 2012, the Fund had capital loss carryforwards of $22,986,866 expiring in 2017.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At September 30, 2012, the Fund deferred post-October capital losses of $7,344,647.

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

| | |
|---|---|
| Cost of investments | $7,844,192,905 |
| Unrealized appreciation | $2,541,855,681 |
| Unrealized depreciation | (60,908,884) |
| Net unrealized appreciation (depreciation) | $2,480,946,797 |

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

28 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Rising Dividends Fund

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2013, aggregated $479,789,240 and $58,745,272, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended March 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Albemarle Corp.	5,173,025	—	—	5,173,025	$ 323,417,523	$ 2,276,131	$—
John Wiley & Sons Inc., A	1,598,203	1,675,297	—	3,273,500	127,535,560	1,319,184	—
Matthews International Corp., A	1,488,200	44,711	—	1,532,911	53,483,265	297,806	—
Total Affiliated Securities (4.87% of Net Assets)					$504,436,348	$3,893,121	$—

9. Special Servicing Agreement

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Advisory Services. For the period ended March 31, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At March 31, 2013, 4.43% of the Fund's outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

Semiannual Report | 29

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended March 31, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

30 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU

No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Semiannual Report | 31

Franklin Managed Trust

Shareholder Information

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s

32 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report on the efficiency of its trading operations by an independent portfolio trading analytical firm, which also covered foreign exchange transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. In this respect, the Board after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures including expanded collateralization requirements. It was noted that the Fund did not currently invest in derivatives or other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

Semiannual Report | 33

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund’s portfolio management team at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2012 and the previous 10-year period ended December 31, 2012, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Lipper report showed the Fund’s total return during 2012 to be in the lowest performing quintile of its performance universe, and on an annualized basis to be in the highest or best performing quintile of such universe for each of the previous three- and five-year periods, and in the second-lowest performing quintile of such universe for the previous 10-year period. In finding such overall comparative investment performance to be satisfactory, the Board noted that the Fund was being managed in accordance with its mandate of investing in companies that have paid consistently rising dividends and observed that two experienced analysts had been recently hired to assist its lead portfolio manager.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the Fund’s contractual investment management fee rate and its actual total expense ratio were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee rate and total expense ratio of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

34 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that an independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get

Semiannual Report | 35

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets; 0.50% on Fund net assets in excess of $1 billion; 0.49% on Fund net assets in excess of $5 billion, and 0.48% on Fund net assets in excess of $10 billion. At December 31, 2012, the Fund’s net assets were approximately $8.8 billion, and the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Rising Dividends Fund

Investment Manager
Franklin Advisory Services, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

158 S 05/13

Item 4. Principal Accountant Fees and Services. **N/A**

Item 5. Audit Committee of Listed Registrants. **N/A**

Item 6. Schedule of Investments. **N/A**

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. **N/A**

Item 8. Portfolio Managers of Closed-End Management Investment Companies. **N/A**

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. **N/A**

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

By /s/ Robert G. Kubilis
Robert G. Kubilis
Chief Financial Officer and
Chief Accounting Officer
Date June 5, 2013